Rule 497(e)
                                               File Nos. 002-10653 and 811-00082

                                    CGM TRUST
                     ON BEHALF OF ITS CGM FOCUS FUND SERIES

                       SUPPLEMENT DATED DECEMBER 16, 2004
                                TO THE PROSPECTUS
                                DATED MAY 1, 2004


The following sentence is inserted on page 1 at the end of the second paragraph of the section entitled "Summary of Principal Investment Strategies" under the heading "FUND SUMMARY":

          Further, the Fund may seek to profit from changes in currency exchange rates using currency futures contracts, currency forward contracts and other derivatives.

The following sentence is inserted on page 2 at the end of the third paragraph of the section entitled "Summary of Principal Risks" under the heading "FUND SUMMARY":

          Under certain circumstances, the Fund may invest up to 70% of its assets in the crude petroleum and natural gas industry and the petroleum refining industry. If the Fund makes significant investments in these industries, the Fund's performance would be closely linked to their performance. Thus, poor performance of companies in these industries could have a significant adverse effect on the Fund.

The following sentence is inserted on page 2 at the end of the section entitled "Summary of Principal Risks" under the heading "FUND SUMMARY":

          The Fund's investments in futures contracts, forward contracts and other derivatives linked to currency exchange rates subject the Fund to risks of changes in these rates.

The following sentence is inserted on page 4 at the end of the second paragraph of the section entitled "Additional Information on Investment Strategies" under the heading "ADDITIONAL INFORMATION ON STRATEGIES AND RISKS":

          Further, the Fund may seek to profit from changes in currency exchange rates using currency futures contracts, currency forward contracts and other derivatives.

The following subsection replaces in its entirety the subsection entitled "Derivatives" under the section called "Additional Information on Risks" under the heading "ADDITIONAL INFORMATION ON STRATEGIES AND RISKS" on page 6:

          OPTIONS, FUTURES, FORWARDS AND OTHER DERIVATIVES. If the Fund invests in derivatives (including options, futures contracts and forward

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          contracts) these  investments can  disproportionately  increase losses when stock prices and currency exchange rates are changing. The Fund may not fully benefit from, or may lose money on, derivatives if the Fund's investment manager fails to accurately predict changes in their value. In particular, futures contracts, forward contracts and other derivatives linked to currency exchange rates subject the Fund to risks of changes in these rates.

          Certain forward contracts and other over-the-counter derivatives are not traded on regulated exchanges or contract markets, so that many of the protections afforded to exchange participants do not apply to these transactions. Furthermore, there may be no liquid secondary market in the trading of forwards and other over-the-counter contracts, and the Fund could be required to retain forward contracts until exercise, expiration or maturity. This could limit the Fund's ability to profit from open positions or to reduce losses experienced. Finally, forwards and over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty.

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                                                                     Rule 497(e)
                                               File Nos. 002-10653 and 811-00082


                                    CGM TRUST
                     ON BEHALF OF ITS CGM FOCUS FUND SERIES

                       SUPPLEMENT DATED DECEMBER 16, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004


1.   FUTURES  CONTRACTS AND FORWARD  CONTRACTS
     The following section replaces in its entirety the section on pages 4-6 entitled "Futures Contracts and Related Options":

          FUTURES CONTRACTS AND FORWARD CONTRACTS. The Fund may (i) purchase and sell futures contracts on stock indices and currencies, and (ii) enter into forward contracts for the purchase or sale of a specific currency at a future date.

          A futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index or currency at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index or currency is made. The Fund may also purchase futures contracts as a substitute for a comparable market position in the underlying security or currency.

          The Fund will only engage in transactions in futures contracts that are traded on a United States exchange or board of trade. Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying stock index or currency.

          Like a future, a currency forward is a transaction in which a seller agrees to deliver a specific quantity of specified currency to a buyer at some point in the future at a specified price or to pay an amount of cash based upon changes in the value of a specified amount of a specified currency. Thus, whether the Fund realizes a gain or loss from a forward contract depends in large measure upon movements in the underlying currency. Unlike futures contracts, forward contracts generally are privately negotiated and are not standardized. Further, the parties to a forward contract must bear each other's credit risk, which is typically not the case with a futures contract. Given the lack of standardization in forward contracts, there may be little or no secondary market for a forward contract.

          The extent of the Fund's loss from an uncovered short position on futures contracts or forward contracts is potentially unlimited. When the Fund purchases or sells a futures contract on a stock index or currency, the Fund will be required to (a) maintain with its custodian a segregated account, which will be marked to market daily, containing

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          cash or liquid securities (which may include equity securities), that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or
          (b) otherwise "cover" its position. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

          Typically, an investment in a futures contract requires the Fund to deposit with the applicable exchange or other specified financial intermediary as security for its obligations an amount of cash or other specified debt securities which initially is 1% to 5% of the face amount of the contract and which thereafter fluctuates on a periodic basis as the value of the contract fluctuates. If the price of an open futures contract changes (by increase in the case of a sale or decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."

          Forward contracts on currencies may be subject to margin requirements that are comparable to, or different from, those that apply to futures contracts.

          Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The Fund will seek to reduce the risk that the Fund will be unable to close out a futures position by entering into such transactions on a national exchange with an active and liquid secondary market.

          Futures and forward contracts to sell a currency may be entered into where the Fund seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities held by the Fund denominated in such currency. Conversely, the Fund may enter into a futures or forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Fund intends to acquire. If a hedging transaction in futures and/or forward contracts is successful, the decline in the dollar value of portfolio securities or the increase in the dollar cost of securities to be acquired may be offset, at least in part, by profits on the futures and/or forward contract. Nevertheless, by entering into such futures and/or forward contracts, the Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

          The Fund will also enter into transactions in futures and forward contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk. For example, the Fund may enter into a futures or forward contract to purchase a given foreign currency if, in the judgment of CGM, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Fund may enter into a futures or forward contract to sell a foreign currency if CGM believes that its value will decline relative to the dollar. In these cases, the Fund will profit if the anticipated movements in foreign currency exchange rates occur. Where exchange rates do not move in the direction or to the extent anticipated, however, the Fund may sustain losses. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

          Transactions in futures and forward contracts on foreign currencies are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Fund. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies. Also, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the futures or options market until the following day, thereby making it more difficult for the Fund to respond to such events in a timely manner. Settlements of exercises of over-the-counter forward contracts generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

          Unlike transactions entered into by the Fund in futures contracts, certain forward contracts and other over-the-counter derivatives are not traded on contract markets regulated by the Commodity Futures Trading Commission ("CFTC") or the SEC. Instead, such instruments are traded through financial institutions acting as market-makers. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

          In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Fund could be required to retain forward contracts until exercise, expiration or maturity. This in turn could limit the Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

          Further, forwards and other over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. The Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by CGM.

          The Fund's use of futures and forwards will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC with which the Fund must comply in order not to be deemed a commodity pool operator within the meaning and intent of the Commodity Exchange Act and the regulations promulgated thereunder. The Fund has filed a claim of exemption with the CFTC under Rule 4.5 of the regulations promulgated under the Commodity Exchange Act, and pursuant to such filing, the Fund is not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

2.   NEW INDUSTRY CONCENTRATION POLICY

     The shareholders of the Fund have approved an amendment to the Fund's fundamental investment restriction on industry concentration to permit the Fund to invest up to 35% of the market value of its total assets at the time of purchase in securities of issuers in each of (a) the crude petroleum and natural gas industry and (b) the petroleum refining industry, for a maximum of 70% of the market value of the total assets of the Fund in both of these two industries if at the time of investment the aggregate market capitalization of the companies comprising the Energy sector of the S&P 500 Index represents 9% or more of the aggregate market capitalization of the companies included in the S&P 500 Index. Therefore, the combined Fund investment in the crude petroleum and natural gas industry and the petroleum refining industry could total up to 70% of the market value of the total assets of the Fund.

     Accordingly, the following section replaces in its entirety paragraph (4) of the section entitled "FUNDAMENTAL INVESTMENT RESTRICTIONS" on page 10:

          (4) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided (a) that there is no limit with respect to investments in the securities issued by the U.S. Government, its agencies and instrumentalities, and
          (b) that if at the time of any purchase of securities by the Fund, the aggregate market capitalization of the companies comprising the Energy sector of the Standard & Poor's 500 Index (the "S&P 500 Index") or any successor sector as determined by the Board of Trustees represents 9% or more of the aggregate market capitalization of the companies included in the S&P 500 Index or any successor index as determined by the Board of Trustees, both (i) the Fund may invest up to 35% of the market value of its total assets at the time of such purchase in the securities of one or more issuers having their principal business activities in the crude petroleum and natural gas industry or any successor industry classification as reasonably determined by the Board of Trustees; and (ii) the Fund may invest up to an additional 35% of the market value of its total assets at the time of such purchase in the securities of one or more issuers having their principal business activities in the petroleum refining industry or any successor industry classification as reasonably determined by the Board of Trustees."

     The crude petroleum and natural gas and the petroleum refining industries can be significantly affected by (a) fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations; and (b) the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions. The Fund might invest up to 70% of its assets in these two industries, and if this were the case, the Fund's performance would be very closely linked to the performance of these industries. Thus, poor performance of companies in these industries could have a significant adverse effect on the Fund.